Selling, General and Administrative Expenses	6 Months Ended
Sep. 30, 2026
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Selling, General and Administrative Expenses
15.	Selling, General and Administrative Expenses
During the six months ended September 30, 2026, the business of ORIX Bank, a former consolidated subsidiary of the Company, was classified as a discontinued operation. As a result, the amounts of selling, general and administrative expenses are presented based on continuing operations, excluding the discontinued operation, for both the current and prior periods. For further information on the discontinued operations, see Note 26 “Discontinued Operations.”
The major selling, general and administrative expenses for the six months ended September 30, 2025 and 2026 are as follows:

	Millions of yen
	Six months ended September 30, 2025	Six months ended September 30, 2026
Personnel expenses	¥190,939	¥252,485
IT-related Expenses	¥26,062	¥32,374